PRINCIPAL ACCOUNTING POLICIES - Option activities (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Shares
Outstanding, beginning	80,127,058	84,592,976	77,474,702
Granted	11,382,378	11,406,176	12,332,490
Exercised	(6,115,671)	(14,954,835)	(4,590,690)
Forfeited	(1,136,838)	(917,259)	(623,526)
Outstanding, ending	84,256,927	80,127,058	84,592,976	77,474,702
Vested and expect to vest, ending	81,675,354
Exercisable, ending	51,987,268
Weighted Average Exercise Price
Outstanding, beginning (in dollars per share)	$ 22.62	$ 22.38	$ 22.26
Granted (in dollars per share)	26.39	15.31	18.82
Exercised (in dollars per share)	11.1	16.08	12.18
Forfeited (in dollars per share)	4.33	16.6	12.57
Outstanding, ending (in dollars per share)	24.22	$ 22.62	$ 22.38	$ 22.26
Vested and expect to vest, ending (in dollars per share)	24.32
Exercisable, ending (in dollars per share)	$ 26.05
Weighted Average Remaining Contractual Life (Years)
Outstanding	3 years 10 months 2 days	4 years 2 months 23 days	4 years 8 months 12 days	5 years 3 days
Vested and expect to vest at the end of the period	3 years 9 months 10 days
Exercisable at the end of the period	2 years 8 months 8 days
Aggregate Intrinsic Value
Outstanding	$ 4,018	$ 3,689	$ 1,195	$ 995
Vested and expect to vest	3,887
Exercisable	$ 2,384
Assumptions
Pre-vesting forfeiture rate assumptions (as a percent)	8.00%
Total intrinsic value of options exercised	$ 341	$ 518	$ 114